Goodwill and Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Schedule of Amortization Expense To Be Recognized for Each of Succeeding Five Years

As of March 31, 2021, the intangible asset amortization expense to be recognized for each of the succeeding five years was as follows:

Remainder of 2021	$868
2022	895
2023	749
2024	628
2025	527
Thereafter	2,626

$6,293

As of December 31, 2020 (Successor), the intangible asset amortization expense to be recognized for each of the succeeding five years was as follows:

2021	$1,087
2022	805
2023	671
2024	564
2025	466
Thereafter	2,287

$5,880

Schedule of Changes in the Carrying Amount of Goodwill

The changes in the carrying amount of goodwill for the period from February 10, 2020 to December 31, 2020 (Successor), is summarized as follows:

Balance as of February 10, 2020	$—
Addition—APW Acquisition	80,509

Goodwill as of December 31, 2020 (Successor)	$80,509

Schedule of Intangible Assets Subject to Amortization

Intangible assets subject to amortization consisted of the following:

	March 31, 2021	December 31, 2020
In-place lease intangible asset
Gross carrying amount	$7,779	$7,092
Less accumulated amortization:	(1,486)	(1,212)

Intangible assets, net	$6,293	$5,880

Intangible assets subject to amortization consisted of the following:

	Successor	Predecessor
	December 31, 2020	December 31, 2019
In-place lease intangible asset
Gross carrying amount	$7,092	$5,073
Less accumulated amortization:	(1,212)	(2,225)

Intangible assets, net	$5,880	$2,848

Cell Site Leasehold Interests
Schedule of Amortization Expense To Be Recognized for Each of Succeeding Five Years

As of December 31, 2020 (Successor), amortization expense to be recognized for each of the succeeding five years was as follows:

2021	$44,217
2022	44,076
2023	44,006
2024	44,006
2025	43,986
Thereafter	631,238

$851,529

Telecom Real Property Interests
Schedule of Amortization Expense To Be Recognized for Each of Succeeding Five Years

As of March 31, 2021, amortization expense to be recognized for each of the succeeding five years was as follows:

Remainder of 2021	$35,553
2022	46,921
2023	46,850
2024	46,850
2025	46,831
Thereafter	690,315

$913,320